United States Securities and Exchange Commission
                              Washington, D.C.  20549

                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Insight Capital Research & Management, Inc.
Address:    2121 N. California Boulevard, Suite 560
            Walnut Creek, CA  94596

Form 13F File Number:   28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James Foran
Title:      Controller
Phone:      925-948-2000

Signature, Place and Date of Signing:
James Foran       Walnut Creek, CA  August 11, 2009
      [Signature] [City, State] [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         73

Form 13F Information Table Value Total:         601,736 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


NAME OF ISSUER             TITLE    CUSIP         VALUE      SHARES       INV.    OTHER  VOTING AUTH
                           OF CLASS               X1000                   DISC.          MGR
                                                                                             SOLE      SHR     NONE
Aarons Inc                    cs    002535201          7,147      239,682  sole    n/a        175,364  n/a      64,318
Activision Blizzard Inc       cs    00507V109          1,014       80,287  sole    n/a          8,058  n/a      72,229
Aeropostale Inc               cs    007865108         17,235      502,922  sole    n/a        370,356  n/a     132,566
Amazon.Com Inc                cs    023135106          1,794       21,441  sole    n/a          2,247  n/a      19,194
American Dairy Inc            cs    025334103         22,788      574,584  sole    n/a        381,838  n/a     192,746
Ameristar Casinos Inc         cs    03070Q101          5,367      282,052  sole    n/a        196,153  n/a      85,899
APAC Customer Services Inc    cs    00185E106          4,966      967,999  sole    n/a        721,385  n/a     246,614
Apple Inc                     cs    037833100          3,002       21,076  sole    n/a          2,296  n/a      18,780
Asiainfo Hldgs Inc            cs    04518A104          9,517      552,988  sole    n/a        395,762  n/a     157,226
Best Buy Inc                  cs    086516101            922       27,517  sole    n/a          2,879  n/a      24,638
Brocade Comm Sys Inc          cs    111621306         22,136    2,823,557  sole    n/a      2,031,707  n/a     791,850
Buckle Inc                    cs    118440106          9,861      310,401  sole    n/a        227,740  n/a      82,661
China Ed Alliance Inc         cs    16938Y207          2,341      443,370  sole    n/a        155,605  n/a     287,765
China Housing & Land Dev      cs    16939V103          4,506      782,331  sole    n/a        374,166  n/a     408,165
Inc
Cognizant Tech Sol            cs    192446102          5,652      211,680  sole    n/a        107,022  n/a     104,658
Companhia De Bebidas Das      cs    20441W203          1,916       29,557  sole    n/a          3,102  n/a      26,455
Amers
Consol Energy Inc             cs    20854P109          2,231       65,700  sole    n/a          6,931  n/a      58,769
Credit Suisse Group           cs    225401108          1,470       32,135  sole    n/a          2,964  n/a      29,171
Darden Restaurants            cs    237194105          1,863       56,496  sole    n/a          6,294  n/a      50,202
Diedrich Coffee Inc           cs    253675201          6,721      282,629  sole    n/a        116,121  n/a     166,508
Discovery Communications      cs    25470F104          3,250      144,380  sole    n/a         69,388  n/a      74,992
Ser A
Dolan Media Co                cs    25659P402          6,314      493,637  sole    n/a        360,525  n/a     133,112
E House China Hldgs Ltd       cs    26852W103         14,375      931,015  sole    n/a        624,156  n/a     306,859
Express Scripts               cs    302182100          1,702       24,763  sole    n/a          2,610  n/a      22,153
First Solar Inc               cs    336433107          1,943       11,979  sole    n/a          1,223  n/a      10,756
Fuqi International Inc        cs    36102A207          7,803      376,759  sole    n/a        247,291  n/a     129,468
Goldman Sachs Grp Inc         cs    38141G104          3,011       20,423  sole    n/a          2,199  n/a      18,224
Google Inc                    cs    38259P508          2,639        6,260  sole    n/a            655  n/a       5,605
Green Mtn Coffee Roast        cs    393122106         41,624      704,060  sole    n/a        436,480  n/a     267,580
HMS Hldgs Corp                cs    40425J101          9,886      242,791  sole    n/a        162,897  n/a      79,894
ICU Med Inc                   cs    44930G107          5,321      129,300  sole    n/a         69,476  n/a      59,824
IntercontinentalExchange      cs    45865V100          4,518       39,552  sole    n/a         21,445  n/a      18,107
Intl Bus Machines             cs    459200101          2,146       20,555  sole    n/a          2,175  n/a      18,380
J P Morgan Chase & Co         cs    46625H100          2,148       62,978  sole    n/a          6,631  n/a      56,347
James River Coal Co           cs    470355207         10,794      713,434  sole    n/a        516,365  n/a     197,069
Kinross Gold Corp Com         cs    496902404          1,562       86,056  sole    n/a          9,031  n/a      77,025
Kirklands Inc                 cs    497498105          1,803      150,100  sole    n/a        100,700  n/a      49,400
Longtop Finl Tech Ltd         cs    54318P108          4,603      187,426  sole    n/a        131,505  n/a      55,921
Macrovision Solutions         cs    55611C108         17,976      824,206  sole    n/a        817,407  n/a       6,799
McAfee Inc                    cs    579064106          1,912       45,316  sole    n/a          4,891  n/a      40,425
Medco Health Solutions        cs    58405U102          1,241       27,216  sole    n/a          2,876  n/a      24,340
Mosaic Co                     cs    61945A107          1,678       37,878  sole    n/a          3,974  n/a      33,904
Mylan Inc                     cs    628530107          6,104      467,734  sole    n/a        306,554  n/a     161,180
Myriad Genetics Inc           cs    62855J104          7,907      221,807  sole    n/a        151,146  n/a      70,661
Myriad Pharmaceuticals Inc    cs    62856H107            240       51,713  sole    n/a         34,060  n/a      17,653
Netease Com Inc               cs    64110W102         18,383      522,535  sole    n/a        372,564  n/a     149,971
Netflix Inc                   cs    64110L106          5,873      142,071  sole    n/a        104,652  n/a      37,419
Neutral Tandem Inc            cs    64128B108         22,790      772,011  sole    n/a        558,973  n/a     213,038
Ocwen Finl Corp               cs    675746309         11,230      865,855  sole    n/a        616,287  n/a     249,568
Oracle Systems Corp           cs    68389X105          2,712      126,630  sole    n/a         13,321  n/a     113,309
O'Reilly Auto                 cs    686091109          2,479       65,093  sole    n/a         49,457  n/a      15,636
Orion Marine Group Inc        cs    68628V308          7,796      410,323  sole    n/a        308,787  n/a     101,536
Palm Inc                      cs    696643105          1,230       74,200  sole    n/a         49,600  n/a      24,600
Pegasystems Inc               cs    705573103         13,886      526,373  sole    n/a        394,399  n/a     131,974
Perfect World Co Ltd          cs    71372U104         21,166      740,085  sole    n/a        517,492  n/a     222,593
Petroleo Brasileiro Sa        cs    71654V408          2,442       59,587  sole    n/a          6,310  n/a      53,277
Priceline.Com Inc             cs    741503403          4,788       42,922  sole    n/a         20,915  n/a      22,007
Research in Motion            cs    760975102          2,228       31,339  sole    n/a          3,460  n/a      27,879
Riverbed Tech Inc             cs    768573107         12,499      538,991  sole    n/a        420,975  n/a     118,016
Ross Stores                   cs    778296103            940       24,360  sole    n/a          2,580  n/a      21,780
Shanda Inter Ent Ltd          cs    81941Q203         22,937      438,227  sole    n/a        302,113  n/a     136,114
Silver Wheaton Corp           cs    828336107         13,036    1,582,081  sole    n/a      1,153,576  n/a     428,505
Sourcefire Inc                cs    83616T108         12,577    1,015,118  sole    n/a        722,154  n/a     292,964
Southwestern Energy Co        cs    845467109          1,983       51,045  sole    n/a          5,398  n/a      45,647
Starent Networks Corp         cs    85528P108         15,740      644,817  sole    n/a        472,203  n/a     172,614
STEC Inc                      cs    784774101         39,613    1,708,207  sole    n/a      1,122,569  n/a     585,638
Synaptics Inc                 cs    87157D109         24,662      638,090  sole    n/a        422,907  n/a     215,183
Thoratec Labs Inc             cs    885175307          2,172       81,116  sole    n/a         14,299  n/a      66,817
Visa Inc                      cs    92826C839          1,794       28,812  sole    n/a          3,505  n/a      25,307
VistaPrint Ltd                cs    G93762204         14,919      349,807  sole    n/a        254,159  n/a      95,648
WMS Inds Inc                  cs    929297109          9,618      305,226  sole    n/a        222,505  n/a      82,721
Yingli Green Energy Hldg      cs    98584B103         15,045    1,110,341  sole    n/a        804,111  n/a     306,230
Co Lt
Zagg Incorporated             cs    98884U108          2,245      325,292  sole    n/a        114,710  n/a     210,582





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